Intangible Assets - Schedule of Intangible Assets (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	578	562
Accumulated Amortization	305	252
Development in Progress	3	3
Total	276	313
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	573	557
Accumulated Amortization	303	249
Development in Progress	3	3
Total	273	311
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	2	3
Total	3	2